COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Related parties	$ 1,094,360	$ 1,141,213	$ 741,577
General operating	3,109,190	3,342,952	3,037,601
Accrued interest on debt	1,023,376	793,470	306,319
Credit card balances	180,993	183,279	246,949
Accrued payroll and other expenses	611,710	207,108	33,063
Taxes and fees payable	633,357	633,357	629,462
Unfavorable lease liability	181,698	242,256	0
Total	$ 6,834,684	$ 6,543,635	$ 4,993,970